Inventory Financing Payable related party	3 Months Ended
Sep. 30, 2024
Inventory Financing Payable related party
Inventory Financing Payable - Related Party

Note 5 – Inventory Financing Payable – related party

On February 19, 2021, Steve Hall, a shareholder of the Company, advanced $1 million to the Company. The purpose of the advance was to purchase inventory to satisfy customer orders. The advance would be repaid upon cash being received from the end customer. In addition to the principal amount of the advance, the related party will be entitled to 1/3 of the gross profit earned on the transaction. The terms of the agreement are non-interest bearing. The creditor is 100% at risk as this is a non-recourse funding vehicle.

In June 2021 the Company cancelled the contemplated purchase of inventory and returned $500,000 to Mr. Hall. Mr. Hall agreed to allow the Company to retain the balance to fund future purchases and general operating expenses.

On October 1, 2021, the Company and Steve Hall entered into a restated and amended promissory note, to consolidate and restate the terms pursuant to which Steve Hall had provided funds to the Company (the “Consolidated Note”). The Consolidated Note consolidated and restated the terms of advances made on February 17, 2021, for $500,000 for inventory financing, February 18, 2021, for $500,000 for inventory financing, November 12, 2021, for $30,000 and December 13, 2021, for $75,000. In addition to consolidating the advances singled out above, the Consolidated Note included the extension of a line of credit of up to $1,000,000, from Steve Hall to the Company. The principal amount of the Consolidated Note, excluding the $1,000,000 line of credit, was $1,105,000, payable on demand at any time after October 1, 2022 (the “Due Date”), and accruing interest at a rate of 12% per year, if repaid within 90 days of the due date and 20% if repaid thereafter. Principal and interest due under the line of credit extended pursuant to the Consolidated Note would be added to the principal amount due under the Consolidated Note and be payable pursuant to the same terms. The line of credit was due and payable on the Due Date unless extended. At the option of holder, the Consolidated Note was convertible, at any time, into shares of common stock at a conversion price of $0.02 per share.

On April 1, 2024, the Company and Steve Hall entered into a debt consolidation agreement, which consolidated all amounts due by the Company to Steve Hall (the “Debt Consolidation Agreement”), including amounts due under the Consolidated Note, which amounted to accrued interest of $240,274 and the principal balance of $500,000. See note 11 – Debt Consolidation Agreement.